Stockholders' Equity (Deficit) - Additional Information (Detail)			1 Months Ended	3 Months Ended	8 Months Ended	9 Months Ended
	Dec. 31, 2018 $ / shares shares	Nov. 05, 2018 shares	Apr. 30, 2019 shares	Oct. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 Vote $ / shares shares	Sep. 30, 2019 Vote $ / shares shares	Jul. 31, 2019 shares
Class of Stock [Line Items]
Common stock, par value | $ / shares	$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Common Stock
Class of Stock [Line Items]
Number of shares issued upon conversion of series A preferred stock		14,969,118
Number of shares repurchased	550,781		25,782
Number of shares subject to repurchase	550,781				550,781	423,047
Common stock, voting rights					Each share of common stock is entitled to one voting right.	Each share of common stock is entitled to one voting right.
Number of vote entitled for each common stockholder | Vote					1	1
Common Stock | Founder
Class of Stock [Line Items]
Stock issued for services, shares		562,500		1,187,500
Stock issued for services, value | $				$ 950
Vesting period		4 years
Restricted Stock | Common Stock | Founder
Class of Stock [Line Items]
Stock issued for services, shares		562,500
Vesting period		4 years
Common Stock Agreement | Redeemable Common Stock
Class of Stock [Line Items]
Number of shares issued							1,859,151